Debt (Loss on Extinguishment of Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 5	$ 43	$ 22
Non-vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	0	43	0
Vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 5	0	22
5.875% Senior Notes due 2020
Extinguishment of Debt [Line Items]
Interest rate	5.875%			5.875%
5.875% Senior Notes due 2020 | Non-vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 0	2	0
7.375% Senior Notes due 2021
Extinguishment of Debt [Line Items]
Interest rate	7.375%			7.375%
7.375% Senior Notes due 2021 | Non-vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 0	2	0
7.625% Senior Second Priority Secured Notes due 2022
Extinguishment of Debt [Line Items]
Interest rate	7.625%
7.625% Senior Second Priority Secured Notes due 2022 | Non-vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 0	39	0
HVF II Series 2017-A | Vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 0	0	2
4.375% European Vehicle Notes due 2019
Extinguishment of Debt [Line Items]
Interest rate	4.375%
4.375% European Vehicle Notes due 2019 | Vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 0	0	20
European ABS | Vehicle
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ 5	$ 0	$ 0